Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 1,019,286	$ 1,036,480
Accumulated amortization	586,553	567,357
Amortized cost	432,733	469,123
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	402,592	417,636
Accumulated amortization	246,126	253,801
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	392,584	401,899
Accumulated amortization	147,104	135,816
Trademarks and other
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	224,110	216,945
Accumulated amortization	$ 193,323	$ 177,740